Related Party Transactions	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related party transactions
25.	Related party transactions

The table below sets forth the major related parties and their relationships with the Company as of March 31, 2024, 2025 and 2026:

Name of related parties	Relationship with the Company
Nanjing Animal Pharmaceutical	An equity investee of the Company until December, 2022
Wuhan Chunzhijin	An equity investee of the Company
Weishi Network	An equity investee of the Company
Beijing Petdog	An available-for-sale investee that the Company has significant influence
Shanghai Chelin Information Technology Center (limited partnership) (“Shanghai Chalin Information”)	A company with a common director of the Company
MERCHANT TYCOON LIMITED	A shareholder of the Company
SUPERB ORIGIN INTERNATIONAL LIMITED	A shareholder of the Company
Yingzhi (Lisa) Tang	Senior management of the Company
Yan Jiang	Senior management of the Company

Details of related party transactions are as follows:

	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2026
	RMB	RMB	RMB

Purchase of merchandise

Nanjing Animal Pharmaceutical	3,891	-	-
	3,891	-	-
	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2026
	RMB	RMB	RMB

Loans granted to related parties

Wuhan Chunzhijin (a)	4,761	1,989	680
	4,761	1,989	680

(a)	The Company entered into a loan agreement with Wuhan Chunzhijin to provide Wuhan Chunzhijin with an interest-free loan of up to RMB10 million, which will be repaid on demand. In March 2023, the Company converted RMB3.4 million loan to Wuhan Chunzhijin into equity interest. (Detail refer to Note 10).

	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2026
	RMB	RMB	RMB
Advances provided to related parties

SUPERB ORIGIN INTERNATIONAL LIMITED (a)	-	14,433	-
Nanjing Animal Pharmaceutical (b)	5,413	-	-
Weishi Network (c)	-	-	980
	5,413	14,433	980

(a)	In January 2023 and June 2024, the Company made an advance payment of RMB 5.5 million and RMB 14.4 million, respectively, to SUPERB ORIGIN INTERNATIONAL LIMITED for the purchase of goods. As of March 31, 2025 and 2026, the balance of the advance payment was RMB18.7 million and RMB 17.1 million respectively, both of which are recorded as Prepayments to related parties.

(b)	During the years ended March 31, 2024, 2025 and 2026, the Company made advance payments totaling RMB 5.4 million, Nil and Nil, respectively, to Nanjing Animal Pharmaceutical for the purchase of goods.

(c)	During the years ended March 31, 2026, the Company made advance payments totaling RMB0.98 million to Weishi Network for the purchase of goods.

Details of related party balances are as follows:

Amounts due from related parties

	As of March 31,	As of March 31,	As of March 31,
	2024	2025	2026
	RMB	RMB	RMB

Prepayments to related parties

SUPERB ORIGIN INTERNATIONAL LIMITED	4,065	18,670	17,077
Weishi Network	1,401	1,134	1,362
	5,466	19,804	18,439

Other receivables from related parties

Wuhan Chunzhijin	5,658	4,935	5,394

Loans to related parties
Yan Jiang	211	-	-
Shanghai Guangcheng Information	27	-	-
	238	-	-

Amounts due to related parties

	As of March 31,	As of March 31,	As of March 31,
	2024	2025	2026
	RMB	RMB	RMB

Trade payables to related parties

Nanjing Animal Pharmaceutical	471	-	-